Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Manager Directed Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Marmont Redwood International Equity Fund
Marmont Redwood Emerging Markets Fund,
each a series of Manager Directed Portfolios

Supplement dated November 13, 2019 to the
Prospectus dated February 28, 2019, as previously supplemented
Fund Name Changes
Effective January 1, 2020, the Funds’ names will change as follows:
The Marmont Redwood International Equity Fund will become the Hardman Johnston International Growth Fund. All references to the “International Equity Fund” shall be replaced with “International Growth Fund.” The Marmont Redwood Emerging Markets Fund will become the Marmont Emerging Markets Fund.
Changes to the Marmont Redwood International Equity Fund
Upon the recommendation by Marmont Partners, LLC (“Marmont”), the investment adviser to the Marmont Redwood International Equity Fund (to be renamed the Hardman Johnston International Growth Fund) (the “International Growth Fund”), the Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) has approved Hardman Johnston Global Advisors LLC (“Hardman Johnston”) as sub-advisor to the International Growth Fund on an interim basis and has terminated the sub-advisory agreement between the current sub-advisor to the International Growth Fund, Redwood Investments, LLC (“Redwood”), and Marmont with respect to the International Growth Fund.
As of January 1, 2020, Hardman Johnston will become the sub-advisor to the International Growth Fund under an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) that was approved by the Board in anticipation of the change in sub-advisors. The terms of the Interim Sub-Advisory Agreement are substantially identical to the terms of the previous sub-advisory agreement except for the identity of the sub-advisor and the term of the agreement.
The International Growth Fund’s investment objective and principal investment strategy to invest at least 80% of its net assets in equity securities will remain the same. Marmont will continue as the Fund’s investment adviser and the Fund’s investment advisory fee will remain the same. Under the Interim Sub-Advisory agreement, Marmont will pay Hardman Johnston the sub-advisory fee at the same rate currently payable to Redwood. A discussion regarding the Board’s basis for approving the Interim Sub-Advisory Agreement will be included in the Fund’s next annual report.
Hardman Johnston is an independent, global equity boutique seeking to invest in high-quality growth companies at value prices. The firm was founded by Richard Johnston in 1985. Cassandra A. Hardman, CFA, CIO of International and Global Strategies and Chief Executive Officer, joined the firm in 1997. Hardman Johnston is 100% employee owned and Ms. Hardman is the majority owner. Hardman Johnston is located at 300 Atlantic Street, Suite 601, Stamford, Connecticut 06901.
In the coming months, shareholders will receive a proxy statement seeking shareholder approval of a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Hardman Johnston on behalf of the International Growth Fund at a special meeting of shareholders to be held in the first quarter of 2020. The Board has approved the New Sub-Advisory Agreement, subject to approval of the shareholders of the International Growth Fund. The New Sub-Advisory Agreement, if approved by shareholders, will replace the Interim Sub-Advisory Agreement.
In addition to approving the New Sub-Advisory Agreement, shareholders will also be asked to approve a change in the International Growth Fund’s diversification status. The Fund is currently classified as a “diversified fund” under the Investment Company Act of 1940, as amended, and Hardman Johnston desires to manage the Fund as a “non-diversified fund.”
The Fund’s status as a “diversified fund” is considered to be a matter of fundamental policy, and therefore may not be changed without shareholder approval. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund continued to hold a more diversified portfolio. The Fund would be reclassified as a non-diversified Fund effective upon shareholder approval at a special meeting.
Upon Hardman Johnston assuming day-to-day investment management responsibilities for the International Growth Fund, it is expected that most of the Fund’s existing holdings will be sold and replaced by new securities identified by Hardman Johnston. Accordingly, it is possible that the Fund will experience higher portfolio turnover and increased trading costs in the short term until the Fund’s portfolio is fully transitioned to Hardman Johnston’s investment strategy. In addition, shareholders who are not tax exempt may experience tax consequences as the Fund’s portfolio is transitioned to Hardman Johnston’s strategy. The Fund will generate capital gains or losses on the sale of its portfolio securities. The amount of capital gains generated may be significant, but may be offset by capital loss carryforwards. The Fund may be required to distribute those capital gains to shareholders. You should consult your tax adviser for further information about federal, state and local tax consequences relative to your specific situation.
Hardman Johnston uses a different investment strategy than Redwood in selecting securities for the Fund, which is described below.
Effective January 1, 2020, the following changes are made to the Prospectus:
Under the heading “Principal Investment Strategies,” in the summary section for the International Growth Fund, the fifth and sixth paragraphs are deleted in their entirety and replaced with the following:
Hardman Johnston is an independent, global equity boutique seeking to invest in high-quality growth companies at value prices. Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth drives stock performance over time, and (2) there are short term inefficiencies in the market that create attractive entry points.
Hardman Johnston employs a disciplined, bottom-up approach, based on fundamental research. The firm operates as growth investors when researching securities, and as value investors when buying them. Hardman Johnston’s investment process is comprised of four steps. The first step is idea generation whereby the firm narrows and ranks the international equity investment universe. The second step is fundamental research whereby the firm performs analysis on potential portfolio candidates. The third step is portfolio construction whereby the firm assembles a concentrated portfolio subject to exposure constraints for risk control. The fourth step is portfolio management which includes the ongoing evaluation of portfolio holdings, position sizing, and implementation of the firm’s sell discipline.
Hardman Johnston employs a proprietary screen and ranking system that distills the international equity universe into a pool of potential new investment ideas. The screen is run regularly and eliminates companies with less than 10% earnings growth over the next three to five years and subsequently rank orders the remaining companies in quartiles based on a metric that incorporates medium-term valuation in the context of long-term growth potential. Hardman Johnston focuses its research on new constituents in the first quartile. Hardman Johnston also generates investment ideas from its fundamental research process, but the potential new investment idea still is required to rank in the first quartile of Hardman Johnston’s screen and ranking system. Hardman Johnston then performs fundamental research on the results of the screening process.
The Fund’s portfolio manager is responsible for the final determination on stock purchases for the Fund. Hardman Johnston then applies diversification constraints to manage concentration risk within industries, countries, and single securities. The Fund intends to hold between 20 and 30 names, with a typical holding period of three to five years.
The final step of the firm’s investment process is portfolio management. Holdings are monitored to determine continuing conviction in the investment thesis and growth prospects. Holdings in the International Growth Fund may be sold if Hardman Johnston believes that the company’s fundamentals are deteriorating, earnings growth slows below the firm’s growth hurdle, if the company falls into the lowest quartile in the firm’s screen and ranking system, or a position becomes outsized as a result of market appreciation.
Under the heading “Principal Risks” in the summary section for the International Growth Fund, the section is revised as follows:
Principal Risks
Before investing in the International Growth Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•
General Market Risk. The Sub-Advisor’s strategies are subject to market risk, including, but not limited to, directional price movements, deviations from historical pricing relationships, changes in the regulatory environment and changes in market volatility.

•
Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.

•
Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions.

•
Foreign Securities Risk. Foreign securities investments present special considerations not typically associated with investments in domestic securities. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.

•
Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Changes to the Marmont Redwood Emerging Markets Fund
Upon the recommendation by Marmont, the investment advisor to the Marmont Redwood Emerging Markets Fund (the “Emerging Markets Fund”), the Board terminated the sub-advisory agreement between Redwood and Marmont with respect to the Emerging Markets Fund. The Emerging Markets Fund has not commenced operations. Accordingly, all references to Redwood as sub-advisor to the Emerging Markets Fund are deleted effective immediately. The Emerging Markets Fund is not currently being offered for sale.

Supplement Closing [Text Block]	ck0001359057_SupplementClosingTextBlock	Please retain this supplement with your Prospectus for future reference.
Marmont Redwood International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hardman Johnston International Growth Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Hardman Johnston is an independent, global equity boutique seeking to invest in high-quality growth companies at value prices. Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth drives stock performance over time, and (2) there are short term inefficiencies in the market that create attractive entry points.
Hardman Johnston employs a disciplined, bottom-up approach, based on fundamental research. The firm operates as growth investors when researching securities, and as value investors when buying them. Hardman Johnston’s investment process is comprised of four steps. The first step is idea generation whereby the firm narrows and ranks the international equity investment universe. The second step is fundamental research whereby the firm performs analysis on potential portfolio candidates. The third step is portfolio construction whereby the firm assembles a concentrated portfolio subject to exposure constraints for risk control. The fourth step is portfolio management which includes the ongoing evaluation of portfolio holdings, position sizing, and implementation of the firm’s sell discipline.
Hardman Johnston employs a proprietary screen and ranking system that distills the international equity universe into a pool of potential new investment ideas. The screen is run regularly and eliminates companies with less than 10% earnings growth over the next three to five years and subsequently rank orders the remaining companies in quartiles based on a metric that incorporates medium-term valuation in the context of long-term growth potential. Hardman Johnston focuses its research on new constituents in the first quartile. Hardman Johnston also generates investment ideas from its fundamental research process, but the potential new investment idea still is required to rank in the first quartile of Hardman Johnston’s screen and ranking system. Hardman Johnston then performs fundamental research on the results of the screening process.
The Fund’s portfolio manager is responsible for the final determination on stock purchases for the Fund. Hardman Johnston then applies diversification constraints to manage concentration risk within industries, countries, and single securities. The Fund intends to hold between 20 and 30 names, with a typical holding period of three to five years.
The final step of the firm’s investment process is portfolio management. Holdings are monitored to determine continuing conviction in the investment thesis and growth prospects. Holdings in the International Growth Fund may be sold if Hardman Johnston believes that the company’s fundamentals are deteriorating, earnings growth slows below the firm’s growth hurdle, if the company falls into the lowest quartile in the firm’s screen and ranking system, or a position becomes outsized as a result of market appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the International Growth Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•
General Market Risk. The Sub-Advisor’s strategies are subject to market risk, including, but not limited to, directional price movements, deviations from historical pricing relationships, changes in the regulatory environment and changes in market volatility.

•
Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.

•
Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions.

•
Foreign Securities Risk. Foreign securities investments present special considerations not typically associated with investments in domestic securities. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.

•
Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Marmont Redwood International Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRILX
Marmont Redwood International Equity Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRIDX
Marmont Redwood Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Marmont Emerging Markets Fund